FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Life Separate Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Life Separate Account II indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Life Separate Account II as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Large Cap Growth Class A Shares	BlackRock High Yield
BlackRock Advantage Large Cap Core	BlackRock International V.I. Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock S&P 500 Index V.I. Class I Shares
BlackRock Capital Appreciation	BlackRock Sustainable Balanced
BlackRock Equity Dividend V.I. Class I Shares	BlackRock U.S. Government Bond
BlackRock Global Allocation	Invesco V.I. American Franchise Series I Shares
BlackRock Global Allocation V.I. Class I Shares	Invesco V.I. Core Equity Series I Shares
BlackRock Government Money Market	MFS® Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Life Separate Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Life Separate Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agent or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Life Separate Account II since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Large Cap Growth Class A Shares	22,476.495	$1,170,528	$1,323,866	$(2)	$1,323,864	18,089	$73.186450	$73.186450
BlackRock Advantage Large Cap Core	71,408.264	1,767,375	1,489,576	-	1,489,576	3,796	392.357105	392.357105
BlackRock Advantage Large Cap Value V.I. Class I Shares	6,021.702	61,497	55,339	(9)	55,330	1,351	40.943151	40.943151
BlackRock Advantage SMID Cap V.I. Class I Shares	39,669.466	931,845	713,257	-	713,257	6,262	113.907316	113.907316
BlackRock Basic Value V.I. Class I Shares	234,720.867	3,267,238	2,757,970	-	2,757,970	29,684	92.912339	92.912339
BlackRock Capital Appreciation	53,254.466	2,267,437	1,710,001	28	1,710,029	5,841	292.764895	292.764895
BlackRock Equity Dividend V.I. Class I Shares	53,223.540	579,858	540,219	(2)	540,217	6,059	89.158937	89.158937
BlackRock Global Allocation	256,734.200	4,006,949	3,527,528	-	3,527,528	38,448	91.747200	91.747200
BlackRock Global Allocation V.I. Class I Shares	13,152.176	203,077	194,258	(2)	194,256	3,439	56.489956	56.489956
BlackRock Government Money Market	875,776.413	875,776	875,776	(27)	875,749	24,405	35.883492	35.883492
BlackRock High Yield	25,467.836	136,696	120,463	588	121,051	1,413	85.699275	85.699275
BlackRock International V.I. Class I Shares	33,602.492	368,069	287,301	-	287,301	11,699	24.557903	24.557903
BlackRock Large Cap Focus Growth V.I. Class I Shares	20,545.583	323,981	260,313	(20)	260,293	7,588	34.301875	34.301875
BlackRock Managed Volatility V.I. Class I Shares	233.975	2,860	3,283	-	3,283	72	45.773480	45.773480
BlackRock S&P 500 Index V.I. Class I Shares	82,756.632	1,777,193	2,042,434	27	2,042,461	32,766	62.333858	62.333858
BlackRock Sustainable Balanced	79,007.739	1,280,882	1,087,146	(9)	1,087,137	7,942	136.876761	136.876761
BlackRock U.S. Government Bond	14,567.116	159,629	139,844	273	140,117	1,771	79.100341	79.100341
Invesco V.I. American Franchise Series I Shares	10,166.766	549,950	435,544	-	435,544	16,351	26.636529	26.636529
Invesco V.I. Core Equity Series I Shares	18,782.489	572,935	461,110	14	461,124	17,833	25.858589	25.858589
MFS® Growth Initial Class	21,027.734	916,308	1,009,752	21	1,009,773	15,224	66.328893	66.328893

See accompanying notes.
3

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Large Cap Growth Class A Shares Subaccount	BlackRock Advantage Large Cap Core Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$1,625,116	$1,746,959	$63,784	$827,473

Investment Income:
Reinvested Dividends	-	15,025	1,170	7,580
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,438	16,561	646	7,845

Net Investment Income (Loss)	(15,438)	(1,536)	524	(265)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,642	348,346	11,764	251,776
Realized Gain (Loss) on Investments	123,515	73,225	(398)	24,202

Net Realized Capital Gains (Losses) on Investments	238,157	421,571	11,366	275,978
Net Change in Unrealized Appreciation (Depreciation)	197,835	19,616	4,078	(173,037)

Net Gain (Loss) on Investment	435,992	441,187	15,444	102,941

Net Increase (Decrease) in Net Assets Resulting from Operations	420,554	439,651	15,968	102,676

Increase (Decrease) in Net Assets from Contract Transactions	(151,967)	(249,789)	(2,762)	(43,400)

Total Increase (Decrease) in Net Assets	268,587	189,862	13,206	59,276

Net Assets as of December 31, 2021:	$1,893,703	$1,936,821	$76,990	$886,749

Investment Income:
Reinvested Dividends	-	18,974	946	6,907
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,109	14,418	509	6,741

Net Investment Income (Loss)	(13,109)	4,556	437	166

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	173,890	46,797	1,253	5,661
Realized Gain (Loss) on Investments	24,639	(12,000)	(2,365)	1,777

Net Realized Capital Gains (Losses) on Investments	198,529	34,797	(1,112)	7,438
Net Change in Unrealized Appreciation (Depreciation)	(735,585)	(432,445)	(4,848)	(158,199)

Net Gain (Loss) on Investment	(537,056)	(397,648)	(5,960)	(150,761)

Net Increase (Decrease) in Net Assets Resulting from Operations	(550,165)	(393,092)	(5,523)	(150,595)

Increase (Decrease) in Net Assets from Contract Transactions	(19,674)	(54,153)	(16,137)	(22,897)

Total Increase (Decrease) in Net Assets	(569,839)	(447,245)	(21,660)	(173,492)

Net Assets as of December 31, 2022:	$1,323,864	$1,489,576	$55,330	$713,257

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Basic Value V.I. Class I Shares Subaccount	BlackRock Capital Appreciation Subaccount	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation Subaccount

Net Assets as of December 31, 2020:	$2,738,169	$3,478,361	$590,674	$4,741,659

Investment Income:
Reinvested Dividends	38,758	970	9,130	55,836
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,580	31,905	5,431	43,556

Net Investment Income (Loss)	12,178	(30,935)	3,699	12,280

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	435,783	486,355	69,974	528,230
Realized Gain (Loss) on Investments	36,884	835,373	42,730	69,762

Net Realized Capital Gains (Losses) on Investments	472,667	1,321,728	112,704	597,992
Net Change in Unrealized Appreciation (Depreciation)	52,974	(612,819)	(5,387)	(336,133)

Net Gain (Loss) on Investment	525,641	708,909	107,317	261,859

Net Increase (Decrease) in Net Assets Resulting from Operations	537,819	677,974	111,016	274,139

Increase (Decrease) in Net Assets from Contract Transactions	(169,156)	(1,267,277)	(124,175)	(285,671)

Total Increase (Decrease) in Net Assets	368,663	(589,303)	(13,159)	(11,532)

Net Assets as of December 31, 2021:	$3,106,832	$2,889,058	$577,515	$4,730,127

Investment Income:
Reinvested Dividends	41,394	4,270	9,269	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,087	18,485	4,927	36,643

Net Investment Income (Loss)	15,307	(14,215)	4,342	(36,643)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	280,543	179,715	63,155	120,654
Realized Gain (Loss) on Investments	(7,930)	22,124	3,238	(20,395)

Net Realized Capital Gains (Losses) on Investments	272,613	201,839	66,393	100,259
Net Change in Unrealized Appreciation (Depreciation)	(459,137)	(1,270,332)	(97,825)	(832,800)

Net Gain (Loss) on Investment	(186,524)	(1,068,493)	(31,432)	(732,541)

Net Increase (Decrease) in Net Assets Resulting from Operations	(171,217)	(1,082,708)	(27,090)	(769,184)

Increase (Decrease) in Net Assets from Contract Transactions	(177,645)	(96,321)	(10,208)	(433,415)

Total Increase (Decrease) in Net Assets	(348,862)	(1,179,029)	(37,298)	(1,202,599)

Net Assets as of December 31, 2022:	$2,757,970	$1,710,029	$540,217	$3,527,528

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market Subaccount	BlackRock High Yield Subaccount	BlackRock International V.I. Class I Shares Subaccount

Net Assets as of December 31, 2020:	$267,248	$762,682	$186,863	$424,017

Investment Income:
Reinvested Dividends	2,464	-	7,877	2,932
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,409	7,465	1,451	3,963

Net Investment Income (Loss)	55	(7,465)	6,426	(1,031)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,143	108	-	96,132
Realized Gain (Loss) on Investments	5,410	-	6,579	17,815

Net Realized Capital Gains (Losses) on Investments	42,553	108	6,579	113,947
Net Change in Unrealized Appreciation (Depreciation)	(27,908)	-	(5,084)	(79,242)

Net Gain (Loss) on Investment	14,645	108	1,495	34,705

Net Increase (Decrease) in Net Assets Resulting from Operations	14,700	(7,357)	7,921	33,674

Increase (Decrease) in Net Assets from Contract Transactions	(12,979)	(107,889)	(55,320)	(42,537)

Total Increase (Decrease) in Net Assets	1,721	(115,246)	(47,399)	(8,863)

Net Assets as of December 31, 2021:	$268,969	$647,436	$139,464	$415,154

Investment Income:
Reinvested Dividends	-	7,267	6,828	2,565
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,023	4,831	1,126	2,813

Net Investment Income (Loss)	(2,023)	2,436	5,702	(248)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,818	-	-	10,108
Realized Gain (Loss) on Investments	5,591	-	(94)	(14,454)

Net Realized Capital Gains (Losses) on Investments	8,409	-	(94)	(4,346)
Net Change in Unrealized Appreciation (Depreciation)	(49,831)	-	(21,556)	(95,744)

Net Gain (Loss) on Investment	(41,422)	-	(21,650)	(100,090)

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,445)	2,436	(15,948)	(100,338)

Increase (Decrease) in Net Assets from Contract Transactions	(31,268)	225,877	(2,465)	(27,515)

Total Increase (Decrease) in Net Assets	(74,713)	228,313	(18,413)	(127,853)

Net Assets as of December 31, 2022:	$194,256	$875,749	$121,051	$287,301

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Sustainable Balanced Subaccount

Net Assets as of December 31, 2020:	$472,591	$3,314	$2,269,329	$1,246,535

Investment Income:
Reinvested Dividends	-	22	30,656	13,254
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,168	29	21,639	11,451

Net Investment Income (Loss)	(4,168)	(7)	9,017	1,803

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	65,891	-	171,812	186,838
Realized Gain (Loss) on Investments	51,585	14	150,661	10,998

Net Realized Capital Gains (Losses) on Investments	117,476	14	322,473	197,836
Net Change in Unrealized Appreciation (Depreciation)	(41,423)	(14)	251,013	(14,191)

Net Gain (Loss) on Investment	76,053	-	573,486	183,645

Net Increase (Decrease) in Net Assets Resulting from Operations	71,885	(7)	582,503	185,448

Increase (Decrease) in Net Assets from Contract Transactions	(96,227)	(91)	(286,389)	(102,729)

Total Increase (Decrease) in Net Assets	(24,342)	(98)	296,114	82,719

Net Assets as of December 31, 2021:	$448,249	$3,216	$2,565,443	$1,329,254

Investment Income:
Reinvested Dividends	-	-	32,493	10,392
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,819	29	19,609	10,263

Net Investment Income (Loss)	(2,819)	(29)	12,884	129

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,607	-	99,574	11,688
Realized Gain (Loss) on Investments	7,849	15	25,645	(7,885)

Net Realized Capital Gains (Losses) on Investments	25,456	15	125,219	3,803
Net Change in Unrealized Appreciation (Depreciation)	(190,186)	177	(622,053)	(222,598)

Net Gain (Loss) on Investment	(164,730)	192	(496,834)	(218,795)

Net Increase (Decrease) in Net Assets Resulting from Operations	(167,549)	163	(483,950)	(218,666)

Increase (Decrease) in Net Assets from Contract Transactions	(20,407)	(96)	(39,032)	(23,451)

Total Increase (Decrease) in Net Assets	(187,956)	67	(522,982)	(242,117)

Net Assets as of December 31, 2022:	$260,293	$3,283	$2,042,461	$1,087,137

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock U.S. Government Bond Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. Core Equity Series I Shares Subaccount	MFS® Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$186,359	$647,976	$521,683	$1,352,737

Investment Income:
Reinvested Dividends	2,130	-	3,621	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,622	5,875	5,041	12,707

Net Investment Income (Loss)	508	(5,875)	(1,420)	(12,707)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	74,462	12,403	189,805
Realized Gain (Loss) on Investments	236	49,368	17,458	110,075

Net Realized Capital Gains (Losses) on Investments	236	123,830	29,861	299,880
Net Change in Unrealized Appreciation (Depreciation)	(4,903)	(51,487)	104,393	(4,229)

Net Gain (Loss) on Investment	(4,667)	72,343	134,254	295,651

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,159)	66,468	132,834	282,944

Increase (Decrease) in Net Assets from Contract Transactions	(4,225)	(66,825)	(62,616)	(129,828)

Total Increase (Decrease) in Net Assets	(8,384)	(357)	70,218	153,116

Net Assets as of December 31, 2021:	$177,975	$647,619	$591,901	$1,505,853

Investment Income:
Reinvested Dividends	2,679	-	4,606	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,370	4,487	4,444	10,272

Net Investment Income (Loss)	1,309	(4,487)	162	(10,272)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	132,941	78,280	131,731
Realized Gain (Loss) on Investments	(1,215)	9,721	1,598	15,975

Net Realized Capital Gains (Losses) on Investments	(1,215)	142,662	79,878	147,706
Net Change in Unrealized Appreciation (Depreciation)	(23,661)	(341,992)	(205,511)	(621,731)

Net Gain (Loss) on Investment	(24,876)	(199,330)	(125,633)	(474,025)

Net Increase (Decrease) in Net Assets Resulting from Operations	(23,567)	(203,817)	(125,471)	(484,297)

Increase (Decrease) in Net Assets from Contract Transactions	(14,291)	(8,258)	(5,306)	(11,783)

Total Increase (Decrease) in Net Assets	(37,858)	(212,075)	(130,777)	(496,080)

Net Assets as of December 31, 2022:	$140,117	$435,544	$461,124	$1,009,773

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

1. Organization

ML of New York Variable Life Separate Account II (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Investor Life NY and Investor Life Plus NY.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
BlackRock Fund, Inc.	BlackRock Fund, Inc.
BlackRock Advantage Large Cap Core	BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap Fund V.I. Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Capital Appreciation	BlackRock Capital Appreciation Fund
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation	BlackRock Global Allocation Fund
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market	BlackRock Government Money Market Fund
BlackRock High Yield	BlackRock High Yield Fund
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Sustainable Balanced	BlackRock Sustainable Balanced Fund
BlackRock U.S. Government Bond	BlackRock U.S. Government Bond Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Portfolio Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Portfolio Series I Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Sustainable Balanced	BlackRock Balanced Capital

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Large Cap Growth Class A Shares	$177,866	$36,759

BlackRock Advantage Large Cap Core	109,866	112,684

BlackRock Advantage Large Cap Value V.I. Class I Shares	2,200	16,648

BlackRock Advantage SMID Cap V.I. Class I Shares	49,195	66,336

BlackRock Basic Value V.I. Class I Shares	380,473	262,320

BlackRock Capital Appreciation	183,985	114,789

BlackRock Equity Dividend V.I. Class I Shares	72,424	15,134

BlackRock Global Allocation	209,894	559,292

BlackRock Global Allocation V.I. Class I Shares	2,818	33,292

BlackRock Government Money Market	525,478	297,163

BlackRock High Yield	7,676	4,478

BlackRock International V.I. Class I Shares	48,810	66,488

BlackRock Large Cap Focus Growth V.I. Class I Shares	17,608	23,239

BlackRock Managed Volatility V.I. Class I Shares	-	126

BlackRock S&P 500 Index V.I. Class I Shares	132,067	58,635

BlackRock Sustainable Balanced	22,081	33,717

BlackRock U.S. Government Bond	2,502	15,666

Invesco V.I. American Franchise Series I Shares	141,808	21,612

Invesco V.I. Core Equity Series I Shares	84,744	11,604

MFS® Growth Initial Class	133,057	23,370

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Large Cap Growth Class A Shares	58	(303)	(245)	53	(1,830)	(1,777)

BlackRock Advantage Large Cap Core	106	(229)	(123)	101	(682)	(581)

BlackRock Advantage Large Cap Value V.I. Class I Shares	-	(361)	(361)	-	(66)	(66)

BlackRock Advantage SMID Cap V.I. Class I Shares	322	(504)	(182)	93	(422)	(329)

BlackRock Basic Value V.I. Class I Shares	535	(2,361)	(1,826)	2,642	(4,621)	(1,979)

BlackRock Capital Appreciation	-	(263)	(263)	37	(2,762)	(2,725)

BlackRock Equity Dividend V.I. Class I Shares	-	(114)	(114)	-	(1,370)	(1,370)

BlackRock Global Allocation	931	(5,545)	(4,614)	106	(2,730)	(2,624)

BlackRock Global Allocation V.I. Class I Shares	-	(532)	(532)	-	(200)	(200)

BlackRock Government Money Market	14,477	(8,180)	6,297	58,405	(61,440)	(3,035)

BlackRock High Yield	10	(38)	(28)	48	(634)	(586)

BlackRock International V.I. Class I Shares	1,570	(2,501)	(931)	390	(1,653)	(1,263)

BlackRock Large Cap Focus Growth V.I. Class I Shares	-	(428)	(428)	-	(1,875)	(1,875)

BlackRock Managed Volatility V.I. Class I Shares	-	(2)	(2)	-	(2)	(2)

BlackRock S&P 500 Index V.I. Class I Shares	-	(588)	(588)	-	(4,231)	(4,231)

BlackRock Sustainable Balanced	-	(166)	(166)	-	(683)	(683)

BlackRock U.S. Government Bond	-	(172)	(172)	-	(45)	(45)

Invesco V.I. American Franchise Series I Shares	304	(552)	(248)	253	(2,077)	(1,824)

Invesco V.I. Core Equity Series I Shares	75	(267)	(192)	73	(2,160)	(2,087)

MFS® Growth Initial Class	22	(180)	(158)	22	(1,558)	(1,536)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Large Cap Growth Class A Shares	$4,636	$(24,310)	$(19,674)	$4,813	$(156,780)	$(151,967)

BlackRock Advantage Large Cap Core	41,211	(95,364)	(54,153)	43,327	(293,116)	(249,789)
BlackRock Advantage Large Cap Value V.I. Class I Shares	-	(16,137)	(16,137)	-	(2,762)	(2,762)

BlackRock Advantage SMID Cap V.I. Class I Shares	36,369	(59,266)	(22,897)	12,163	(55,563)	(43,400)
BlackRock Basic Value V.I. Class I Shares	49,226	(226,871)	(177,645)	253,400	(422,556)	(169,156)

BlackRock Capital Appreciation	-	(96,321)	(96,321)	15,174	(1,282,451)	(1,267,277)
BlackRock Equity Dividend V.I. Class I Shares	-	(10,208)	(10,208)	-	(124,175)	(124,175)

BlackRock Global Allocation	89,721	(523,136)	(433,415)	11,234	(296,905)	(285,671)
BlackRock Global Allocation V.I. Class I Shares	-	(31,268)	(31,268)	-	(12,979)	(12,979)

BlackRock Government Money Market	518,495	(292,618)	225,877	2,094,220	(2,202,109)	(107,889)
BlackRock High Yield	894	(3,359)	(2,465)	4,458	(59,778)	(55,320)

BlackRock International V.I. Class I Shares	36,193	(63,708)	(27,515)	13,035	(55,572)	(42,537)
BlackRock Large Cap Focus Growth V.I. Class I Shares	-	(20,407)	(20,407)	-	(96,227)	(96,227)

BlackRock Managed Volatility V.I. Class I Shares	-	(96)	(96)	-	(91)	(91)
BlackRock S&P 500 Index V.I. Class I Shares	-	(39,032)	(39,032)	-	(286,389)	(286,389)

BlackRock Sustainable Balanced	-	(23,451)	(23,451)	-	(102,729)	(102,729)
BlackRock U.S. Government Bond	-	(14,291)	(14,291)	-	(4,225)	(4,225)

Invesco V.I. American Franchise Series I Shares	9,055	(17,313)	(8,258)	9,670	(76,495)	(66,825)
Invesco V.I. Core Equity Series I Shares	2,067	(7,373)	(5,306)	2,133	(64,749)	(62,616)

MFS® Growth Initial Class	1,694	(13,477)	(11,783)	1,875	(131,703)	(129,828)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Large Cap Growth Class A Shares
12/31/2022	18,089	$73.19	to	$73.19	$1,323,864	-%	0.90%	to	0.90%	(29.15	) %	to	(29.15	) %
12/31/2021	18,334	103.29	to	103.29	1,893,703	-	0.90	to	0.90	27.82		to	27.82
12/31/2020	20,111	80.81	to	80.81	1,625,116	-	0.90	to	0.90	34.28		to	34.28
12/31/2019	21,209	60.18	to	60.18	1,276,348	-	0.90	to	0.90	33.49		to	33.49
12/31/2018	20,817	45.08	to	45.08	938,427	-	0.90	to	0.90	1.66		to	1.66
BlackRock Advantage Large Cap Core
12/31/2022	3,796	392.36	to	392.36	1,489,576	1.18	0.90	to	0.90	(20.61)		to	(20.61)
12/31/2021	3,919	494.18	to	494.18	1,936,821	0.81	0.90	to	0.90	27.29		to	27.29
12/31/2020	4,500	388.24	to	388.24	1,746,959	1.35	0.90	to	0.90	18.92		to	18.92
12/31/2019	4,738	326.46	to	326.46	1,546,917	1.44	0.90	to	0.90	27.94		to	27.94
12/31/2018	5,014	255.17	to	255.17	1,279,301	1.53	0.90	to	0.90	(5.96)		to	(5.96)
BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2022	1,351	40.94	to	40.94	55,330	1.66	0.90	to	0.90	(8.98)		to	(8.98)
12/31/2021	1,712	44.98	to	44.98	76,990	1.62	0.90	to	0.90	25.39		to	25.39
12/31/2020	1,778	35.87	to	35.87	63,784	1.59	0.90	to	0.90	2.74		to	2.74
12/31/2019	2,198	34.92	to	34.92	76,744	2.08	0.90	to	0.90	23.78		to	23.78
12/31/2018	2,288	28.21	to	28.21	64,548	1.91	0.90	to	0.90	(9.03)		to	(9.03)
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2022	6,262	113.91	to	113.91	713,257	0.92	0.90	to	0.90	(17.22)		to	(17.22)
12/31/2021	6,444	137.60	to	137.60	886,749	0.87	0.90	to	0.90	12.62		to	12.62
12/31/2020	6,773	122.18	to	122.18	827,473	1.13	0.90	to	0.90	18.89		to	18.89
12/31/2019	7,500	102.76	to	102.76	770,714	1.75	0.90	to	0.90	27.83		to	27.83
12/31/2018	8,257	80.39	to	80.39	663,809	1.29	0.90	to	0.90	(7.23)		to	(7.23)
BlackRock Basic Value V.I. Class I Shares
12/31/2022	29,684	92.91	to	92.91	2,757,970	1.42	0.90	to	0.90	(5.77)		to	(5.77)
12/31/2021	31,510	98.60	to	98.60	3,106,832	1.31	0.90	to	0.90	20.59		to	20.59
12/31/2020	33,489	81.76	to	81.76	2,738,169	2.44	0.90	to	0.90	2.51		to	2.51
12/31/2019	34,733	79.76	to	79.76	2,770,437	2.44	0.90	to	0.90	22.81		to	22.81
12/31/2018	36,451	64.95	to	64.95	2,367,559	1.80	0.90	to	0.90	(8.67)		to	(8.67)
BlackRock Capital Appreciation
12/31/2022	5,841	292.76	to	292.76	1,710,029	0.21	0.90	to	0.90	(38.14)		to	(38.14)
12/31/2021	6,104	473.29	to	473.29	2,889,058	0.03	0.90	to	0.90	20.14		to	20.14
12/31/2020	8,829	393.97	to	393.97	3,478,361	0.03	0.90	to	0.90	38.91		to	38.91
12/31/2019	9,165	283.61	to	283.61	2,599,109	0.10	0.90	to	0.90	31.60		to	31.60
12/31/2018	9,946	215.50	to	215.50	2,143,416	0.30	0.90	to	0.90	1.47		to	1.47
BlackRock Equity Dividend V.I. Class I Shares
12/31/2022	6,059	89.16	to	89.16	540,217	1.68	0.90	to	0.90	(4.70)		to	(4.70)
12/31/2021	6,173	93.56	to	93.56	577,515	1.51	0.90	to	0.90	19.47		to	19.47
12/31/2020	7,543	78.31	to	78.31	590,674	2.22	0.90	to	0.90	2.99		to	2.99
12/31/2019	7,680	76.04	to	76.04	584,029	2.08	0.90	to	0.90	26.57		to	26.57
12/31/2018	7,815	60.08	to	60.08	469,482	1.98	0.90	to	0.90	(8.00)		to	(8.00)
BlackRock Global Allocation
12/31/2022	38,448	91.75	to	91.75	3,527,528	-	0.90	to	0.90	(16.48)		to	(16.48)
12/31/2021	43,062	109.85	to	109.85	4,730,127	1.15	0.90	to	0.90	5.84		to	5.84
12/31/2020	45,686	103.79	to	103.79	4,741,659	1.54	0.90	to	0.90	19.79		to	19.79
12/31/2019	47,243	86.64	to	86.64	4,093,082	1.50	0.90	to	0.90	17.07		to	17.07
12/31/2018	51,408	74.00	to	74.00	3,804,419	1.43	0.90	to	0.90	(8.10)		to	(8.10)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Global Allocation V.I. Class I Shares
12/31/2022	3,439	$56.49	to	$56.49	$194,256	-%	0.90%	to	0.90%	(16.61	) %	to	(16.61	) %
12/31/2021	3,971	67.74	to	67.74	268,969	0.92	0.90	to	0.90	5.72		to	5.72
12/31/2020	4,171	64.07	to	64.07	267,248	1.33	0.90	to	0.90	19.93		to	19.93
12/31/2019	4,248	53.43	to	53.43	226,980	1.30	0.90	to	0.90	16.94		to	16.94
12/31/2018	4,326	45.69	to	45.69	197,634	0.93	0.90	to	0.90	(8.17)		to	(8.17)
BlackRock Government Money Market
12/31/2022	24,405	35.88	to	35.88	875,749	1.34	0.90	to	0.90	0.36		to	0.36
12/31/2021	18,108	35.75	to	35.75	647,436	-	0.90	to	0.90	(0.89)		to	(0.89)
12/31/2020	21,143	36.07	to	36.07	762,682	0.30	0.90	to	0.90	(0.63)		to	(0.63)
12/31/2019	28,647	36.30	to	36.30	1,039,941	1.76	0.90	to	0.90	0.87		to	0.87
12/31/2018	29,543	35.99	to	35.99	1,063,241	1.42	0.90	to	0.90	0.49		to	0.49
BlackRock High Yield
12/31/2022	1,413	85.70	to	85.70	121,051	5.42	0.90	to	0.90	(11.43)		to	(11.43)
12/31/2021	1,441	96.76	to	96.76	139,464	4.87	0.90	to	0.90	4.97		to	4.97
12/31/2020	2,027	92.18	to	92.18	186,863	5.53	0.90	to	0.90	6.87		to	6.87
12/31/2019	1,976	86.26	to	86.26	170,443	5.79	0.90	to	0.90	14.01		to	14.01
12/31/2018	2,988	75.66	to	75.66	226,092	5.72	0.90	to	0.90	(3.19)		to	(3.19)
BlackRock International V.I. Class I Shares
12/31/2022	11,699	24.56	to	24.56	287,301	0.82	0.90	to	0.90	(25.29)		to	(25.29)
12/31/2021	12,630	32.87	to	32.87	415,154	0.66	0.90	to	0.90	7.71		to	7.71
12/31/2020	13,893	30.52	to	30.52	424,017	0.52	0.90	to	0.90	20.24		to	20.24
12/31/2019	14,432	25.38	to	25.38	366,320	1.21	0.90	to	0.90	30.95		to	30.95
12/31/2018	16,827	19.38	to	19.38	326,174	2.67	0.90	to	0.90	(22.53)		to	(22.53)
BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2022	7,588	34.30	to	34.30	260,293	-	0.90	to	0.90	(38.66)		to	(38.66)
12/31/2021	8,016	55.92	to	55.92	448,249	-	0.90	to	0.90	17.03		to	17.03
12/31/2020	9,891	47.78	to	47.78	472,591	-	0.90	to	0.90	42.46		to	42.46
12/31/2019	10,136	33.54	to	33.54	339,943	-	0.90	to	0.90	31.52		to	31.52
12/31/2018	10,388	25.50	to	25.50	264,914	-	0.90	to	0.90	2.09		to	2.09
BlackRock Managed Volatility V.I. Class I Shares
12/31/2022	72	45.77	to	45.77	3,283	-	0.90	to	0.90	5.26		to	5.26
12/31/2021	74	43.48	to	43.48	3,216	0.67	0.90	to	0.90	(0.22)		to	(0.22)
12/31/2020	76	43.58	to	43.58	3,314	3.87	0.90	to	0.90	2.65		to	2.65
12/31/2019	78	42.45	to	42.45	3,328	3.35	0.90	to	0.90	1.12		to	1.12
12/31/2018	81	41.98	to	41.98	3,392	1.79	0.90	to	0.90	0.11		to	0.11
BlackRock S&P 500 Index V.I. Class I Shares
12/31/2022	32,766	62.33	to	62.33	2,042,461	1.48	0.90	to	0.90	(18.96)		to	(18.96)
12/31/2021	33,354	76.92	to	76.92	2,565,443	1.27	0.90	to	0.90	27.39		to	27.39
12/31/2020	37,585	60.38	to	60.38	2,269,329	1.78	0.90	to	0.90	17.19		to	17.19
12/31/2019	39,705	51.52	to	51.52	2,045,738	2.21	0.90	to	0.90	30.17		to	30.17
12/31/2018	42,231	39.58	to	39.58	1,671,562	1.04	0.90	to	0.90	(5.47)		to	(5.47)
BlackRock Sustainable Balanced
12/31/2022	7,942	136.88	to	136.88	1,087,137	0.91	0.90	to	0.90	(16.51)		to	(16.51)
12/31/2021	8,108	163.94	to	163.94	1,329,254	1.04	0.90	to	0.90	15.61		to	15.61
12/31/2020	8,791	141.80	to	141.80	1,246,535	1.69	0.90	to	0.90	14.72		to	14.72
12/31/2019	9,044	123.61	to	123.61	1,117,905	1.72	0.90	to	0.90	20.97		to	20.97
12/31/2018	11,403	102.18	to	102.18	1,165,106	1.93	0.90	to	0.90	(3.53)		to	(3.53)

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock U.S. Government Bond
12/31/2022	1,771	$79.10	to	$79.10	$140,117	1.75%	0.90%	to	0.90%	(13.66	) %	to	(13.66	) %
12/31/2021	1,943	91.62	to	91.62	177,975	1.18	0.90	to	0.90	(2.25)		to	(2.25)
12/31/2020	1,988	93.72	to	93.72	186,359	2.02	0.90	to	0.90	5.69		to	5.69
12/31/2019	3,008	88.68	to	88.68	266,783	2.60	0.90	to	0.90	5.83		to	5.83
12/31/2018	3,518	83.79	to	83.79	294,782	2.55	0.90	to	0.90	(0.13)		to	(0.13)
Invesco V.I. American Franchise Series I Shares
12/31/2022	16,351	26.64	to	26.64	435,544	-	0.90	to	0.90	(31.73)		to	(31.73)
12/31/2021	16,599	39.01	to	39.01	647,619	-	0.90	to	0.90	10.93		to	10.93
12/31/2020	18,423	35.17	to	35.17	647,976	0.07	0.90	to	0.90	41.08		to	41.08
12/31/2019	18,621	24.93	to	24.93	464,207	-	0.90	to	0.90	35.54		to	35.54
12/31/2018	18,879	18.39	to	18.39	347,249	-	0.90	to	0.90	(4.49)		to	(4.49)
Invesco V.I. Core Equity Series I Shares
12/31/2022	17,833	25.86	to	25.86	461,124	0.93	0.90	to	0.90	(21.25)		to	(21.25)
12/31/2021	18,025	32.84	to	32.84	591,901	0.64	0.90	to	0.90	26.60		to	26.60
12/31/2020	20,112	25.94	to	25.94	521,683	1.35	0.90	to	0.90	12.84		to	12.84
12/31/2019	20,838	22.99	to	22.99	479,013	0.96	0.90	to	0.90	27.81		to	27.81
12/31/2018	21,077	17.99	to	17.99	379,085	0.90	0.90	to	0.90	(10.21)		to	(10.21)
MFS® Growth Initial Class
12/31/2022	15,224	66.33	to	66.33	1,009,773	-	0.90	to	0.90	(32.24)		to	(32.24)
12/31/2021	15,382	97.89	to	97.89	1,505,853	-	0.90	to	0.90	22.43		to	22.43
12/31/2020	16,918	79.96	to	79.96	1,352,737	-	0.90	to	0.90	30.68		to	30.68
12/31/2019	17,460	61.19	to	61.19	1,068,287	-	0.90	to	0.90	36.92		to	36.92
12/31/2018	17,925	44.69	to	44.69	801,031	0.09	0.90	to	0.90	1.75		to	1.75

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 0.90% is assessed. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Life Separate Account II

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.